STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2014
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

7.     STOCK-BASED COMPENSATION

  The following summary sets out activity with respect to Agnico Eagle's outstanding stock options:

	Six Months Ended June 30, 2014			Six Months Ended June 30, 2013
	Number of Stock Options	Weighted Average Exercise Price		Number of Stock Options	Weighted Average Exercise Price
Outstanding, beginning of period	11,283,535	C$	56.02	10,587,126	C$	56.60
Granted	3,180,000		28.04	2,803,000		52.13
Exercised	(377,425)		29.90	(213,500)		37.06
Forfeited	(211,250)		52.24	(181,750)		60.68
Expired	(1,724,150)		62.64	(1,340,885)		54.86

Outstanding, end of period	12,150,710	C$	48.63	11,653,991	C$	56.02

Options exercisable, end of period	7,739,210	C$	55.42	7,469,045	C$	59.36

  Agnico Eagle estimated the fair value of stock options under the Black-Scholes option pricing model using the following weighted average assumptions:

	Six Months Ended June 30,
	2014	2013
Risk-free interest rate	1.56%	1.51%
Expected life of stock options (in years)	2.6	2.7
Expected volatility of Agnico Eagle's share price	42.5%	35.0%
Expected dividend yield	3.83%	1.79%